DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION Fair Value Disclosure (Details) (USD $)	3 Months Ended		9 Months Ended															3 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 26, 2014	Sep. 27, 2013	Dec. 27, 2013	Sep. 26, 2014 Revolving Credit Facility [Member] ABL Facility [Member]	Dec. 27, 2013 Revolving Credit Facility [Member] ABL Facility [Member]	Sep. 26, 2014 Secured Debt [Member] Term Loan Facility [Member]		Dec. 27, 2013 Secured Debt [Member] Term Loan Facility [Member]		Sep. 26, 2014 Corporate Debt Securities [Member] OpCo Notes [Member]		Dec. 27, 2013 Corporate Debt Securities [Member] OpCo Notes [Member]		Sep. 26, 2014 Senior Notes [Member] HoldCo Notes [Member]	Dec. 27, 2013 Senior Notes [Member] HoldCo Notes [Member]	Jun. 27, 2014 Fair Value, Inputs, Level 3 [Member] Assets [Member] Income Approach Valuation Technique [Member]	Jun. 27, 2014 Fair Value, Inputs, Level 3 [Member] Assets [Member] Minimum [Member] Income Approach Valuation Technique [Member]	Jun. 27, 2014 Fair Value, Inputs, Level 3 [Member] Assets [Member] Maximum [Member] Income Approach Valuation Technique [Member]	Sep. 26, 2014 Fair Value, Inputs, Level 2 [Member] Term Loan Facility [Member] Estimate of Fair Value Measurement [Member]	Dec. 27, 2013 Fair Value, Inputs, Level 2 [Member] Term Loan Facility [Member] Estimate of Fair Value Measurement [Member]	Sep. 26, 2014 Fair Value, Inputs, Level 2 [Member] OpCo Notes [Member] Estimate of Fair Value Measurement [Member]	Dec. 27, 2013 Fair Value, Inputs, Level 2 [Member] OpCo Notes [Member] Estimate of Fair Value Measurement [Member]	Sep. 26, 2014 Fair Value, Inputs, Level 2 [Member] HoldCo Notes [Member] Estimate of Fair Value Measurement [Member]	Dec. 27, 2013 Fair Value, Inputs, Level 2 [Member] HoldCo Notes [Member] Estimate of Fair Value Measurement [Member]	Sep. 26, 2014 Fair Value, Inputs, Level 2 [Member] Line of Credit [Member] ABL Facility [Member] Estimate of Fair Value Measurement [Member]	Dec. 27, 2013 Fair Value, Inputs, Level 2 [Member] Line of Credit [Member] ABL Facility [Member] Estimate of Fair Value Measurement [Member]	Sep. 26, 2014 Trademarks [Member]	Jun. 27, 2014 Trademarks [Member]	Dec. 27, 2013 Trademarks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other intangible assets, net	$ 355,414,000		$ 355,414,000		$ 445,046,000																								$ 1,800,000	$ 3,600,000	$ 0
Impairment of other intangible assets	0	0	67,500,000	0
Long-term debt	793,443,000		793,443,000		798,347,000	81,000,000	115,000,000	347,443,000	[1],[2]	0	[1],[2]	0	[1],[3]	318,347,000	[1],[3]	365,000,000	365,000,000
Long-term debt, fair value																					343,026,000	0	0	317,625,000	378,688,000	398,763,000	81,485,000	115,098,000
Unamortized original issue discount								$ 800,000
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value inputs, discount rate																		13.00%
Fair value inputs, royalty rates																			0.60%	1.50%

[1]	In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharged its remaining obligations thereunder.
[2]	As of September 26, 2014, the Term Loan Facility included an unamortized original issue discount of $0.8 million.
[3]	As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger. On March 26, 2014, Interline New Jersey discharged its remaining obligations under the OpCo Notes.